Commitments and Contingencies (Details) - Schedule of operating lease liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease liabilities [Abstract]
Cash paid for operating lease liabilities	$ 208,304	$ 367,200	$ 367,200
Remaining lease term	9 months	1 years
Discount rate	1.50%	1.50%	1.50%